Overview	12 Months Ended
Dec. 31, 2014
Overview [Abstract]
Overview
1.	Overview

1.1.	Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”) and subsidiaries (collectively “Ardmore” or “the Company”) provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers. As at December 31, 2014 Ardmore had 14 vessels in operation and 10 vessels under construction. The average age of Ardmore’s operating fleet at December 31, 2014 was 5.7 years.

1.2.	Management and organizational structure

ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010. On August 6, 2013, ASC completed its initial public offering (the “IPO”) of 10,000,000 shares of its common stock. Prior to the IPO, GA Holdings LLC, who was ASC’s sole shareholder, exchanged its 100% interest in Ardmore Shipping LLC (“ASLLC”) for 8,049,500 shares of ASC, and ASLLC became a wholly owned subsidiary of ASC (the “Reorganization”). The financial statements have been retroactively adjusted to reflect the issuance of the 8,049,500 shares in connection with the Reorganization. Immediately following the IPO, GA Holdings LLC held 44.6% of the common stock of ASC, with the remaining 55.4% held by public investors. In March 2014, ASC completed a follow-on public offering of 8,050,000 shares of its common stock. As at December 31, 2014, GA Holdings LLC held 8,050,000 common shares outstanding, or 31% of the outstanding common stock of ASC, with the remaining 69% held by public investors.

ASC has 32 wholly owned subsidiaries, the substantial majority of which represent single ship-owning companies for ASC’s fleet. Ardmore Shipping (Bermuda) Limited (“ASBL”), a wholly-owned subsidiary incorporated in Bermuda, carries out ASC’s management services and functions. Ardmore Shipping Services (Ireland) Limited (“ASSIL”), a wholly-owned subsidiary incorporated in Ireland, provides ASC’s corporate, accounting and fleet administration services.

1.3.	Vessels

Ardmore’s fleet as of December 31, 2014 comprises the following:

Vessel Name	Type	Dwt	IMO	Built	Country	Flag	Specification
Ardmore Seavaliant	Product/Chemical	49,998	3	Feb-13	Korea	MI	Eco-design
Ardmore Seaventure	Product/Chemical	49,998	3	Jun-13	Korea	MI	Eco-design
Ardmore Seavantage	Product/Chemical	49,997	3	Jan-14	Korea	MI	Eco-design
Ardmore Seavanguard	Product/Chemical	49,998	3	Feb-14	Korea	MI	Eco-design
Ardmore Endeavour	Product/Chemical	49,997	3	Jul-13	Korea	MI	Eco-design
Ardmore Seafarer	Product/Chemical	45,744	3	Aug-04	Japan	MI	Eco-mod
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	MI	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	MI	Eco-mod
Ardmore Seamariner	Product	45,726	—	Oct-06	Japan	MI	Eco-mod
Ardmore Sealeader	Product	47,463	—	Aug-08	Japan	MI	Eco-mod
Ardmore Sealifter	Product	47,472	—	Jul-08	Japan	MI	Eco-mod
Ardmore Centurion	Product/Chemical	29,006	2	Nov-05	Korea	MI	Eco-mod
Ardmore Calypso	Product/Chemical	17,589	2	Jan-10	Korea	MI	Eco-mod
Ardmore Capella	Product/Chemical	17,567	2	Jan-10	Korea	MI	Eco-mod
Under Construction
SPP Hull S-1162	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1163	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1171	Product/Chemical	50,300	3	3Q15	Korea	MI	Eco-design
SPP Hull S-1172	Product/Chemical	50,300	3	4Q15	Korea	MI	Eco-design
HMD Hull H-2480	Product/Chemical	37,764	2	1Q15	Korea	MI	Eco-design
HMD Hull H-2481	Product/Chemical	37,791	2	1Q15	Korea	MI	Eco-design
FKA Hull N-2062	Product/Chemical	25,215	2	1Q15	Japan	MI	Eco-design
FKA Hull N-2063	Product/Chemical	25,000	2	1Q15	Japan	MI	Eco-design
FKA Hull N-2065	Product/Chemical	25,000	2	3Q15	Japan	MI	Eco-design
FKA Hull N-2067	Product/Chemical	25,000	2	4Q15	Japan	MI	Eco-design
TOTAL	24	970,506

2014 Vessel Deliveries and Acquisitions

On January 7, 2014, Ardmore took delivery of the Ardmore Seamariner, a 45,726 Dwt MR product tanker built at Minami-Nippon Shipbuilding Co., Ltd. in Japan, which was acquired by the Company in October 2013.

On January 17, 2014, Ardmore took delivery of the Ardmore Seavantage (SPP Hull S-5118) from SPP Shipbuilding Co., Ltd. in Korea. The Ardmore Seavantage is 49,997 Dwt IMO 3 product and chemical tanker.

On February 14, 2014, Ardmore took delivery of the Ardmore Seavanguard (SPP Hull S-5119) from SPP Shipbuilding Co., Ltd. In Korea. The Ardmore Seavanguard is a 49,998 Dwt IMO 3 product and chemical tanker.

On May 27, 2014, Ardmore acquired the Ardmore Endeavour, a 49,997 dwt Eco-design MR product and chemical tanker built at STX Offshore & Shipbuilding Co. Ltd., in Korea in 2013. Ardmore took delivery of this vessel on June 25, 2014.

On June 5, 2014, Ardmore acquired the Ardmore Sealeader, a 47,463 dwt MR product tanker built at Onomichi Dockyard in Japan in 2008. Ardmore took delivery of this vessel on August 21, 2014.

On June 10, 2014, Ardmore acquired the Ardmore Sealifter, a 47,472 dwt MR product tanker built at Onomichi Dockyard in Japan in 2008. Ardmore took delivery of this vessel on July 22, 2014.